Staff Retirement Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan Disclosure [Line Items]
Age of employees to be eligible to Mandatory Provident Fund, Minimum	18 years
Age of employees to be eligible to Mandatory Provident Fund, Maximum	64 years
Minimum service duration to be eligible to Mandatory Provident Fund	60 days
Contribution made to Mandatory Provident Fund, based on staff's relevant income	5.00%
Maximum contribution per employee to Mandatory Provident Fund	$ 3,800
Retirement age of employees	65 years
Percentage of employer contributions for which staff are entitled	100.00%
Cost of employer contribution	$ 314,000	$ 152,000	$ 167,000
Local governments of Wuxi
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary required for contribution	19.00%
Minimum | Local Governments of Shenzhen
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary required for contribution	13.00%
Maximum | Local Governments of Shenzhen
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary required for contribution	14.00%